Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Discontinued Operations [Abstract]
Schedule of Balance Sheet Discontinued Operation

The following table presents the major classes of assets and liabilities of the discontinued operations as of December 31, 2025:

Assets:
Cash	$25,671
Accounts receivable, net	1,530
Prepaid expenses and other current assets	74,492
Property and equipment, net	176,866
Operating lease right-of-use asset, net	586,310
Goodwill	7,818,805
Intangible assets, net	7,457,961
Deposits and other assets	48,615
Total assets of discontinued operations	$16,190,250

Liabilities:
Accounts payable and accrued liabilities	$339,074
Deferred revenue	166,517
Notes payable, net of debt discount and issuance costs	419,056
Operating lease payable	567,423
Total liabilities of discontinued operations	$1,492,070

The following tables present certain financial information related to our reportable segments and Corporate:

	As of December 31, 2025
	Vocal	OG	Flyte	Creatd	Total
Cash	$124,536	$5,772	$25,671	$91,434	$247,413
Accounts receivable,Net	-	-	1,530	10,000	11,530
Prepaid expenses and other current assets	93,731	-	74,492	167,190	335,413
Deposits and other assets	-	-	48,615	-	48,615
Intangible Assets, net	-	-	-	7,486,004	7,486,004
Goodwill	-	-	-	7,818,805	7,818,805
All other assets	-	-	763,176	1,430,991	2,194,167
Total Assets	$218,267	$5,772	$913,484	$17,004,424	$18,141,947

Accounts payable and accrued liabilities	$399,864	$250	$339,074	$4,885,650	$5,624,838
Note payable, net of debt discount and issuance costs	66,228	4,398	539,104	(69,544)	540,186
Deferred revenue	118,862	-	166,517	-	285,379
Convertible Notes, net of debt discount and issuance costs	-	-	-	383,374	383,374
All other liabilities	-	-	567,423	1,668,038	2,235,461
Total Liabilities	$584,954	$4,648	$1,612,118	$6,867,518	$9,069,238
	As of December, 31 2024
	Vocal	OG Collection	Air Mobility	Corporate	Total
Cash	$5,152	$1,319	$-	$9,019	$15,490
Accounts receivable,Net	-	-	-	2,000	2,000
Deposits and other assets	-	-	-	83,616	83,616
Intangible assets, net	-	-	-	103,550	103,550
Goodwill	-	-	-	5,415	5,415
All other assets	-	-	-	2,052,278	2,052,278
Total Assets	$5,152	$1,319	$-	$2,255,878	$2,262,349

Accounts payable and accrued liabilities	$507,374	$17,447	$-	$7,925,983	$8,450,804
Note payable, net of debt discount and issuance costs	88,695	-	-	859,304	947,999
Deferred revenue	146,950	-	-	-	146,950
Convertible Notes, net of debt discount and issuance costs	-	-	-	$1,216,158	1,216,158
All other Liabilities	-	-	-	1,798,758	1,798,758
Total Liabilities	$743,019	$17,447	$-	$11,800,203	$12,560,669

Schedule of Operating Lease

Operating right-of-use assets are summarized below.

	As of March 31, 2026	As of March 9, 2026	As of December 31, 2025
Office and Plane Leases	$—	$752,101	$725,501
Less accumulated amortization	—	(227,553)	(139,191)
Right-of-use asset, net	$—	$524,548	$586,310

Operating lease liabilities are summarized below

	As of March 31, 2026	As of March 9, 2026	As of December 31, 2025
Office and Plane Leases	$—	$507,910	$567,423
Less: current portion	—	(337,667)	(331,137)
Long term portion	$—	$170,243	$236,286
The components of the lease expense were as follows:
	Three Months Ended March 31, 2026	Three Months Ended March 31, 2025
Operating lease cost	$67,077	$18,519
Short term lease cost	-	-
Total net lease cost	$67,077	$18,519

Operating right-of-use assets are summarized below.

	As of December 31, 2025	As of December 31, 2024
Office and Plane Leases	$725,501	$2,243,971
Less accumulated amortization	(139,191)	(610,764)
Right-of-use asset, net	$586,310	$1,633,207

Operating lease liabilities are summarized below

	Year Ended December 31, 2025	Year Ended December 31, 2024
Office and Plane Leases	$567,423	$1,822,053
Less: current portion	331,137	(547,439)
Long term portion	$236,286	$1,274,614

The components of the lease expense were as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operating lease cost	$162,862	$488,047
Short term lease cost	108,800	-
Total lease cost	$271,662	$488,047

Supplemental cash flow and other information related to leases was as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	$162,862	$323,292
Weighted average remaining lease term (in years):	1.69	6.25
Weighted average discount rate:	6.25%	12.50%

Schedule of Statement of Operation Discontinued Operation

The following table summarizes the major classes of line items included in loss from discontinued operations:

	Three months ended March 31,
	2026	2025
Net Revenue	$323,429	$136,131
Cost of Revenue	(333,201)	(121,073)
Gross Margin	(9,772)	15,058
General and Administrative	280,656	154,564
Compensation	165,882	154,637
Marketing	10,189	395
Interest expense	—	6,654
Loss from discontinued operations	(466,499)	(301,192)
Net loss on disposition of business	(912,840)	—
Loss from discontinued operations	$(1,379,339)	$(301,192)

Schedule of Supplemental Cash Flow and Other Information

Supplemental cash flow and other information related to leases was as follows:

	Three Months Ended March 31, 2026	Three Months Ended March 31, 2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	$64,829	$7,289
Weighted average remaining lease term (in years):	N/A	2.42
Weighted average discount rate:	N/A	5.50%